Financial Assets and Financial Liabilities - Summary of Trade Payables Subject to Supplier Finance Arrangements (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities that are part of the arrangements, Description	Not applicable	Not applicable
Comparable trade payables that are not part of the arrangements, Description	60-90 days after the invoice date	60 days after the invoice date
Presented within loans and borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Trade payables subject to supplier finance arrangements	€ 29,848	€ 29,923